Business segment Information (Details Narrative)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Percentage of Net Sales	100.00%	100.00%	100.00%
Scales & Pet Electronics Products
Percentage of Net Sales	93.00%	89.00%	95.00%
Pet Electronics Products
Percentage of Net Sales	6.00%	10.00%	40.00%
Others
Percentage of Net Sales	1.00%	10.00%	1.00%